Average Annual Total Returns - FidelityEmergingMarketsFund-KPRO - FidelityEmergingMarketsFund-KPRO - Fidelity Emerging Markets Fund	Dec. 30, 2023
Fidelity Emerging Markets Fund - Class K | Return Before Taxes
Average Annual Return:
Past 1 year	(27.42%)
Past 5 years	1.44%
Past 10 years	4.60%
IXYE0
Average Annual Return:
Past 1 year	(20.07%)
Past 5 years	(1.37%)
Past 10 years	1.47%